RELATED PARTY TRANSACTIONS - Loans Borrowed From Related Party And Guarantees (Details) ¥ in Thousands	Jan. 17, 2026 CNY (¥)	Jan. 07, 2026 CNY (¥)	Jul. 09, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Jan. 17, 2026 USD ($)	Jan. 07, 2026 USD ($)	Jan. 02, 2026 CNY (¥)	Jan. 02, 2026 USD ($)	Dec. 25, 2025 CNY (¥)	Dec. 25, 2025 USD ($)	Dec. 05, 2025 CNY (¥)	Dec. 05, 2025 USD ($)	Dec. 02, 2025 CNY (¥)	Dec. 02, 2025 USD ($)	Nov. 21, 2025 CNY (¥)	Nov. 21, 2025 USD ($)	Jul. 09, 2025 USD ($)	Mar. 27, 2025 CNY (¥)	Mar. 27, 2025 USD ($)	Jan. 02, 2025 CNY (¥)	Jan. 02, 2025 USD ($)	Dec. 24, 2024 CNY (¥)	Dec. 24, 2024 USD ($)	Jun. 02, 2023 CNY (¥)	Jun. 02, 2023 USD ($)
Short Term Loan China Citic Bank
RELATED PARTY TRANSACTIONS
Debt amount										¥ 5,000	$ 724,848	¥ 4,990	$ 723,398								¥ 10,000	$ 1,449,696
China CITIC Bank [Member]
RELATED PARTY TRANSACTIONS
Debt amount										5,000	724,848
Bank of Guangzhou
RELATED PARTY TRANSACTIONS
Debt amount		¥ 2,000	¥ 6,000				$ 289,939											$ 869,817
Debt term		1 year	1 year
Short Term Loan, Pingan Bank [Member]
RELATED PARTY TRANSACTIONS
Debt amount	¥ 3,000					$ 434,909
Debt term	1 year
Related party | Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Debt amount																									¥ 10,000	$ 1,378,037
Related party | Short Term Loan China Citic Bank | Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Maximum guarantee amount								¥ 10,000	$ 1,449,696
Related party | Credit Guarantee Provided | Short Term Loan China Citic Bank | Mr. Jie Xiao
RELATED PARTY TRANSACTIONS
Maximum guarantee amount																¥ 10,000
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | Short Term Loan China Citic Bank
RELATED PARTY TRANSACTIONS
Debt amount																					¥ 10,000	$ 1,449,696
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | BOC 5.0 million
RELATED PARTY TRANSACTIONS
Debt amount						$ 434,909																	¥ 5,000	$ 724,848
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | China CITIC Bank [Member]
RELATED PARTY TRANSACTIONS
Debt amount												¥ 4,990	$ 723,398
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | China CITIC Bank [Member] | Jie Xiao And Xinjiang YSX
RELATED PARTY TRANSACTIONS
Debt amount										¥ 10,000	$ 1,449,696
Maximum guarantee amount		¥ 8,000					$ 1,159,756
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | Short Term Loan, Pingan Bank [Member]
RELATED PARTY TRANSACTIONS
Debt amount	¥ 3,000
Debt term	1 year
Related party | Guangzhou Yishengxin Network Technology Co., Ltd [Member] | Credit Guarantee Provided | Short Term Loan China Citic Bank
RELATED PARTY TRANSACTIONS
Maximum guarantee amount | $																	$ 1,449,696
Related party | Jie Xiao And Xinjiang YSX | BOC 5.0 million | Guangzhou Yishengxin Network Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS
Maximum guarantee amount																							¥ 5,000	$ 724,848
Related party | Jie Xiao And Xinjiang YSX | Bank of Guangzhou | Guangzhou Yishengxin Network Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS
Maximum guarantee amount														¥ 4,000	$ 579,878
Related party | Xinjiang Yishengxin Network Technology Co Ltd [Member] | BOC 5.0 million
RELATED PARTY TRANSACTIONS
Debt amount																			¥ 5,000	$ 724,848
Related party | Xinjiang Yishengxin Network Technology Co Ltd [Member] | BOC 5.0 million | Jie Xiao And Xinjiang YSX
RELATED PARTY TRANSACTIONS
Maximum guarantee amount																			¥ 5,000	$ 724,848
Mr. Jie Xiao | Loan from GZ Rural Bank
RELATED PARTY TRANSACTIONS
Debt amount				¥ 10,000	$ 1,378,037